MINING INTERESTS - Disclosure of Detailed Information About Mining Interests, Non-depletable Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	$ 998,835
Ending mining interests	1,034,522	$ 998,835
Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	212,519	228,304
Exploration and evaluation expenditures	45,994	32,158
Change in decommissioning liabilities		(15)
Impairment		(17,388)
Disposal of La Joya		(196)
Transfer to depletable properties	(3,881)	(30,344)
Ending mining interests	254,632	212,519
Non-depletable properties [Member] | San Dimas [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	24,696	38,831
Exploration and evaluation expenditures	16,022	12,291
Change in decommissioning liabilities		0
Impairment		0
Disposal of La Joya		0
Transfer to depletable properties	0	(26,426)
Ending mining interests	40,718	24,696
Non-depletable properties [Member] | Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	50,483	41,731
Exploration and evaluation expenditures	18,725	10,649
Change in decommissioning liabilities		0
Impairment		0
Disposal of La Joya		0
Transfer to depletable properties	(2,179)	(1,897)
Ending mining interests	67,029	50,483
Non-depletable properties [Member] | La Encantada [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	4,461	4,935
Exploration and evaluation expenditures	1,953	1,547
Change in decommissioning liabilities		0
Impairment		0
Disposal of La Joya		0
Transfer to depletable properties	(1,702)	(2,021)
Ending mining interests	4,712	4,461
Non-depletable properties [Member] | Jerritt Canyon [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	82,645	93,680
Exploration and evaluation expenditures	8,472	6,353
Change in decommissioning liabilities		0
Impairment		(17,388)
Disposal of La Joya		0
Transfer to depletable properties	0	0
Ending mining interests	91,117	82,645
Non-depletable properties [Member] | Non-producing Properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	14,404	13,781
Exploration and evaluation expenditures	471	623
Change in decommissioning liabilities		0
Impairment		0
Disposal of La Joya		0
Transfer to depletable properties	0	0
Ending mining interests	14,875	14,404
Non-depletable properties [Member] | Exploration Projects [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	23,973	23,489
Exploration and evaluation expenditures	351	695
Change in decommissioning liabilities		(15)
Impairment		0
Disposal of La Joya		(196)
Transfer to depletable properties	0	0
Ending mining interests	24,324	23,973
Non-depletable properties [Member] | Springpole Stream [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	11,856	11,856
Exploration and evaluation expenditures	0	0
Change in decommissioning liabilities		0
Impairment		0
Disposal of La Joya		0
Transfer to depletable properties	0	0
Ending mining interests	$ 11,856	$ 11,856